LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of components of lease cost

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Operating lease cost	3,586,026	4,216,897	7,785,841
Short‑term lease cost	47,769	39,941	50,659
Total	3,633,795	4,256,838	7,836,500

Schedule of supplemental cash flows information related to leases

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	3,413,301	3,652,435	7,965,277
Right‑of‑use assets obtained in exchange for lease liabilities:
Total right‑of‑use assets obtained in exchange for new operating lease liabilities	5,749,581	11,427,030	15,489,351

Schedule of rightofuse assets

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)

Right‑of‑use assets obtained in exchange for lease liabilities
Store leases	4,341,144	4,054,404	3,262,410
Administrative office leases	1,168,547	493,255	273,088
Leases of rental property management services	239,890	6,879,371	11,953,853
Total	5,749,581	11,427,030	15,489,351

Schedule of supplemental balance sheet information related to leases

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)

Operating leases
Store leases	5,269,031	5,460,840
Administrative office leases	629,724	626,652
Leases of rental property management services	5,300,127	11,447,181
Land use rights	85,188	83,242
Total operating lease assets	11,284,070	17,617,915
Operating lease liabilities, current	4,972,345	9,368,607
Operating lease liabilities, non‑current	6,599,930	8,327,113
Total operating lease liabilities	11,572,275	17,695,720

Schedule of weighted-average remaining lease term and discount rate

	For the Year Ended December 31,
	2021	2022	2023

Weighted‑average remaining lease term (in years)
Operating leases	3.25	2.90	2.43
Land use rights	41.34	44.17	43.18

Weighted‑average discount rate
Operating leases	4.8%	4.5%	4.3%
Land use rights	5.3%	4.7%	4.7%

Schedule of maturities of lease liabilities

As of
December 31,
2023
RMB
(in thousands)
2024	9,645,224
2025	5,484,022
2026	1,618,295
2027	646,558
2028	356,789
Thereafter	657,608
Total undiscounted lease payments	18,408,496
Less: imputed interest	(712,776)
Total lease liabilities	17,695,720

Schedule of maturities of undiscounted lease payments

As of
December 31,
2023
RMB
(in thousands)
2024	6,856,443
2025	868,460
2026	94,340
2027	17,366
2028	11,062
Thereafter	35,344
Total undiscounted lease payments	7,883,015